Stock Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Compensation [Abstract]
Stock Compensation

10. Stock Compensation

Effective October 18, 2022, the Board of Directors of Inspire Veterinary Partners adopted the 2022 Equity Incentive Plan, (the “2022 Plan”). The plan provides for the award of stock options (incentive and non-qualified), stock awards and stock appreciation rights to officers, directors, employees and consultants who provide services to the Company. The number of shares issued may not exceed, at any given time, ten percent (10%) of the total of: (a) the issued and outstanding shares of the Company’s common stock, and (b) all shares of common stock issuable upon conversion or exercise of any outstanding securities of the Company which are convertible or exercisable into shares of common stock. The 2022 Plan expires on October 18, 2032.

The Company recognizes stock-based compensation expense from stock-based payments using the grant date fair-value, including for stock options. The fair value of options awarded to employees is measured on the grant date using the Black-Scholes option-pricing model and is recognized as an expense over the requisite service period on a straight-line basis.

All stock options are exercisable into class A common stock.

There were 0 and 185,320 stock options granted und ender the 2022 Plan to the Company’s employees and directors during the three and nine months ended September 30, 2025, and no stock options granted for three and nine months ended September 30, 2024.

The stock options granted during nine months ended September 30, 2025, were valued utilizing the Black-Scholes options pricing model with the following inputs: $1.46 - $1.71 of stock price, 3.95% -4.06% risk-free rate, 47.33% - 49.19% volatility, 0% dividend rate, and the expected term of 5.00 years.

The following is a summary of outstanding stock options as of September 30, 2025 and December 31, 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2023	-	$-	-	$-
Issued	9,459	33.88	10.00	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of December 31, 2024	9,459	$33.88	9.74	$-
Options exercisable as of December 31, 2024	9,459	$33.88	9.74	$-
Issued	-	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of March 31, 2025	9,459	$33.88	9.50	$-
Options exercisable as of March 31, 2025	9,459	$33.88	9.50	$-
Issued	185,320	1.62	10.00	-
Expired and forfeited	(2,718)	-	-	-
Exercised	-	-	-	-
Options outstanding as of June 30, 2025	192,061	$2.75	9.83	$-
Options exercisable as of June 30, 2025	192,061	$2.75	9.83	$-
Issued	-	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of September 30, 2025	192,061	$2.75	9.58	$-
Options exercisable as of September 30, 2025	192,061	$2.75	9.58	$-

The following is the vesting terms associated with those shares for the nine months ended September 30, 2025:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	192,061	Immediate	The vesting date is immediate and is fully vested on the grant date
Total	192,061

11.	Stock Compensation

Effective October 18, 2022, the Board of Directors of Inspire Veterinary Partners adopted the 2022 Equity Incentive Plan, (the “2022 Plan”). The plan provides for the award of stock options (incentive and non-qualified), stock awards and stock appreciation rights to officers, directors, employees and consultants who provide services to the Company. The number of shares issued may not exceed, at any given time, ten percent (10%) of the total of: (a) the issued and outstanding shares of the Company’s common stock, and (b) all shares common stock issuable upon conversion or exercise of any outstanding securities of the Company which are convertible or exercisable into shares of common stock. The Stock Option Plan expires on October 18, 2032.

The Company recognizes stock-based compensation expense from stock-based payments using the grant date fair-value, including for stock options. The fair value of options awarded to employees is measured on the grant date using the Black-Scholes option-pricing model and is recognized as an expense over the requisite service period on a straight-line basis.

All stock options are exercisable into class A common stock.

The following is a summary of outstanding stock options as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life(years)	Aggregate Intrinsic Value

Options outstanding as of December 31, 2022	-	$-	-	$-
Issued	-	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of December 31, 2023	-	$-	-	$-
Options exercisable as of December 31, 2023	-	$-	-	-
Options outstanding as of December 31, 2023	-	$-	-	$-
Issued	236,469	1.36	10.0	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of December 31, 2024	236,469	$1.36	9.74	$-
Options exercisable as of December 31, 2024	236,469	$1.36	9.74	$-

The following is the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	236,469	Straight-line	The vesting date is immediate and is fully vested on the grant date
Total	236,469

The Black-Scholes option-pricing model includes the following weighted average assumptions to determine the grant share-based awards:

Years Ended December 31,
	2024	2023
Assumptions:
Risk-free interest rate	3.49-3.55%	-%
Expected dividend yield	-%	-%
Expected volatility	51.14-52.38%	-%
Expected life (in years)	5.00-5.46	-

During the years ended December 31, 2024 and 2023, the Company recognized stock-based compensation from options of $23,647 and $0, respectively. As of December 31, 2024, there was $0 in unrecognized stock-based compensation related to unvested stock options.